PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Motor vehicles	¥5,176,175	¥3,699,101	$521,007
Office equipment and fixtures	1,440,819	1,401,599	197,411
Production equipment	31,115,843	31,231,574	4,398,875
Leasehold improvement	2,260,000	2,260,000	318,314
Total cost	39,992,837	38,592,274	5,435,608
Less: accumulated depreciation	(14,297,511)	(14,157,788)	(1,994,083)
Less: accumulated impairment	(942,462)	(942,462)	(132,743)
Property and equipment, net	¥24,752,864	¥23,492,024	$3,308,782